Related Party Transactions - Additional Information (Details)			6 Months Ended		12 Months Ended
	Apr. 18, 2024 shares	Apr. 05, 2023 shares	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jun. 30, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Granted					16,287,972	4,631,721
Expense recognized | $				$ 5,354,429	$ 5,523,560	$ 5,621,960	$ 14,530,749
Description of transactions with related party					There were no other related party transactions during the year ended December 31, 2024, or prior fiscal years.
Performance Rights
Disclosure of transactions between related parties [line items]
Granted					16,287,972
Number Of Performance Right Convertible To Ordinary Shares					1	1
Share Rights
Disclosure of transactions between related parties [line items]
Granted					632,890	65,405
Key Management Personnel | Zhanna Golodryga and Suresh Vaidyanathan | Performance Rights | Phillips 66 Company
Disclosure of transactions between related parties [line items]
Expense recognized | $					$ 57,500	$ 59,534
Key Management Personnel | Chris Burns, CEO | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1	1
Expiry date	Dec. 31, 2026	Dec. 31, 2025
Expense recognized | $			$ 119,312		716,966
Performance rights vest subject to continued employment percentage		50.00%
Vesting percentage subject to achievement of performance conditions		50.00%
Key Management Personnel | Chris Burns, CEO | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted	3,658,161	1,604,871
Key Management Personnel | Darcy MacDougald | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1
Expiry date	Dec. 31, 2026
Expense recognized | $					210,873
Key Management Personnel | Darcy MacDougald | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted	1,075,930
Key Management Personnel | Tony Bellas | Share Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1
Expiry date	Dec. 31, 2024
Expense recognized | $					69,893
Key Management Personnel | Tony Bellas | Share Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted	109,749
Key Management Personnel | Robert Natter | Share Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1
Expiry date	Dec. 31, 2024
Expense recognized | $					69,893
Key Management Personnel | Robert Natter | Share Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted	109,749
Key Management Personnel | Phillips 66 | Share Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1
Expiry date	Dec. 31, 2024
Expense recognized | $					69,893
Key Management Personnel | Phillips 66 | Share Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted	109,749
Key Management Personnel | Jean Oelwang | Share Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1
Expiry date	Dec. 31, 2024
Expense recognized | $					69,893
Key Management Personnel | Jean Oelwang | Share Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted	109,749
Key Management Personnel | Sharan Burrow | Share Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1
Expiry date	Dec. 31, 2024
Expense recognized | $					53,587
Key Management Personnel | Sharan Burrow | Share Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted	84,145
Key Management Personnel | Robert Long | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1
Expiry date	Dec. 31, 2026
Expense recognized | $					74,794
Key Management Personnel | Robert Long | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted	1,144,130
Key Management Personnel | Nick Liveris, CFO | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares		1
Expiry date		Dec. 31, 2025
Expense recognized | $			40,818
Performance rights vest subject to continued employment percentage		50.00%
Vesting percentage subject to achievement of performance conditions		50.00%
Key Management Personnel | Nick Liveris, CFO | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted	1,398,709	549,035
Key Management Personnel | Rashda Buttar | Performance Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1	1
Expiry date	Dec. 31, 2026	Dec. 31, 2025
Expense recognized | $			$ 18,839		210,918
Performance rights vest subject to continued employment percentage		50.00%
Vesting percentage subject to achievement of performance conditions		50.00%
Key Management Personnel | Rashda Buttar | Performance Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted	1,075,930	253,401
Key Management Personnel | Ron Edmonds One | Share Rights
Disclosure of transactions between related parties [line items]
Number Of Performance Right Convertible To Ordinary Shares	1
Expiry date	Dec. 31, 2024
Expense recognized | $					$ 69,893
Key Management Personnel | Ron Edmonds One | Share Rights | Major Ordinary Share Transactions
Disclosure of transactions between related parties [line items]
Granted	109,749